As filed with the Securities and Exchange Commission on December 26, 2018

1933 Act Registration No. 333-195218

1940 Act Registration No. 811-22957

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15	☒

INVESCO MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens &Young, LLP
11 Greenway Plaza,, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 26th day of December, 2018.

      Registrant:    INVESCO MANAGEMENT TRUST

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	December 26, 2018
(Sheri Morris)

/s/ David C. Arch*	Trustee	December 26, 2018
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 26, 2018
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	December 26, 2018
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	December 26, 2018
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	December 26, 2018
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	December 26, 2018
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	December 26, 2018
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	December 26, 2018
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	December 26, 2018
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	December 26, 2018
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	December 26, 2018
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	December 26, 2018
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	December 26, 2018
(Christopher L. Wilson)

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	December 26, 2018

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in Registrant’s Post-Effective Amendment No. 13 on December 19, 2018.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase